Land Use Rights, Net (Tables) - Land use rights	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
Summary of land use rights

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,726,756	20,863,018
Accumulated amortization	(11,433,974)	(14,266,551)	(2,056,588)

Total land use rights, net	133,292,782	130,460,205	18,806,430

Schedule of future amortization of land use rights
Years Ending December 31,	(RMB) Amount
2017	2,832,573
2018	2,832,573
2019	2,832,573
2020	2,832,573
2021	2,832,573
Thereafter	116,297,340

Total	130,460,205